FINANCIAL INCOME, net (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL INCOME, net
Schedule of financial income, net

	Year Ended December 31,
	2019	2018	2017
	U.S dollars in thousands
Financial income:
Fair value gains on derivative financial instruments	344	104	5,687
Gains on financial assets at fair value through profit or loss	474	295	189
Gains from changes in exchange rates	74	—	332
Interest from bank deposits	443	279	297
	1,335	678	6,505
Financial expenses:
Interest and finance charges for lease liabilities	390	—	—
Loss from changes in exchange rates		125	—
Other	48	42	77
	438	167	77
Financial income, net	897	511	6,428